Related Party Transactions (Details Narrative) (10K) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2016	Jun. 19, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Officer compensation			$ 419,144	$ 397,795	$ 658,347	$ 1,207,124	$ 1,592,990	$ 2,126,243
Consulting fees						122,000	1,154,465	1,013,690
Matthew Banks [Member]
Director fees								20,000
Consulting fees								27,500
R & H Nominees Pty Ltd [Member]
Director fees							29,800	27,500
Comms Watch Pty Ltd [Member]
Director fees							0	4,500
Clem Tacca [Member]
Consulting fees							40,000	318,857
Ascendant SC Pty Ltd [Member]
Consulting fees	$ 35,000		0	14,000	0	82,886	82,886	66,098
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Consulting fees offset as consideration for stock subscriptions		$ 25,000
Ascendant SC Pty Ltd [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions	$ 35,000							10,000
VP Corporate Finance [Member]
Officer compensation								121,721
Bonus offset against common stock subscription								14,029
Frank Wilkie [Member]
Consulting fees			0	33,200	0	120,404	120,404	419,204
Payment of consulting fees								70,250
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Consulting fees offset as consideration for stock subscriptions		$ 224,500
Frank Wilkie [Member] | Common Stock Subscriptions [Member]
Consulting fees offset as consideration for stock subscriptions							124,454
Judith Willoughby [Member]
Consulting fees			0	37,500	30,000	50,700	50,700	75,000
Payment of consulting fees								55,000
Judith Willoughby [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions							20,000
Custom Print Consulting [Member]
Consulting fees							26,000
Custom Print Consulting [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions							26,000
BW Equities Pty Ltd [Member]
Consulting fees							26,000
BW Equities Pty Ltd [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions							26,000
Worldwide Holdings LLC [Member]
Consulting fees							162,500
Consulting fees offset as consideration for stock subscriptions							162,500
Payment of consulting fees							150,000
Worldwide Holdings LLC [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions							12,500
MZHCI LLC [Member]
Consulting fees							166,524
Payment of consulting fees							96,524
MZHCI LLC [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions							70,000
Chief Operating Officer [Member]
Officer compensation			57,500	57,500	172,500	172,500	243,000	250,000
Bonus offset against common stock subscription								20,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Director fees							0	27,500
Director [Member] | Matthew Banks [Member]
Director fees			$ 0	$ 9,000	$ 0	$ 26,500	29,800	27,500
Director [Member] | Ian Banks [Member] | Matthew Banks [Member]
Bonus offset against common stock subscription								7,500
2015 Consulting Contract [Member] | Chief Executive Officer [Member]
Officer compensation							$ 1,000,000	1,300,000
Bonus offset against common stock subscription								$ 220,079